Loans Due From Third Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Loans Due From Third Parties (Details) [Line Items]
Interest bearing loans	$ 11,500,000
Loans due from third parties descriptions			the balance of loans due from third parties was comprised of loans of $11.40 million, $3.31 million, $2.78 million, and $0.15 million due from four third parties, and a non-interest bearing loan of $0.05 million due from a third party. These interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $11.38 million, $3.31 million, $2.35 million，and $0.15 million are pledged either with real estate assets or customer’s trade receivables.
Net provision	$ 12.01	$ 27.43
Debt Instrument, description	The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.
Description of loan balance	As of June 30, 2021, loan of $3.65 million aged between 180 ~ 365 days, and loan of $1.49 million aged over one year.
One Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Comprised loans	$ 9,640,000
Two Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Comprised loans	4,900,000
Three Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Comprised loans	6,540,000
Four Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Comprised loans	3,000,000
Third Party [Member]
Loans Due From Third Parties (Details) [Line Items]
Comprised loans	$ 50,000.00
Minimum [Member]
Loans Due From Third Parties (Details) [Line Items]
Interest rate	7.00%
Maximum [Member]
Loans Due From Third Parties (Details) [Line Items]
Interest rate	14.00%